Non-controlling interest (Tables)	12 Months Ended
Dec. 31, 2015
Noncontrolling Interest [Abstract]
Changes in Non-Controlling Interest
Changes in non-controlling interest in 2015, 2014 and 2013 are as follows:

(In US$ millions)	Ship Finance International Ltd VIEs	North Atlantic Drilling Ltd	Seadrill Partners LLC	Asia Offshore Drilling Ltd	Sevan Drilling ASA	Seadrill Offshore Nigeria Limited and Seadrill Nigeria Operations Limited	Total
December 31, 2012	274	168	79	—	—		521
Changes in 2013	(220)	(56)	15	100	197		36
Net income attributable to non-controlling interest in 2013	24	61	21	11	16		133
December 31, 2013	78	173	115	111	213	—	690
Changes in 2014	(57)	(4)	(115)	—	—	4	(172)
Net income attributable to non-controlling interest in 2014	11	36	—	23	38	—	108
December 31, 2014	32	205	—	134	251	4	626
Changes in 2015	—	8	—	(14)	—	(4)	(10)
Net income attributable to non-controlling interest in 2015	(17)	(46)	—	20	31	—	(12)
December 31, 2015	15	167	—	140	282	—	604
The following table summarizes the sale of the Company’s drilling units to Seadrill Partners between its IPO until the deconsolidation of Seadrill Partners on January 2, 2014:

(In US$millions)	T-15	T-16	West Sirius	West Leo	Total
Adjusted sales price *	74	68	922	729	1,793
Less net assets transferred	5	—	(375)	(116)	(486)
Excess of sales price over net assets transferred	79	68	547	613	1,307
Deemed contribution to Seadrill shareholders from non-controlling interest	19	16	105	69	209

* The Adjusted sales price above includes debt assumed and working capital adjustments.